Quarterly Report
June 30, 2025
The Select Sector SPDR® Trust
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

THE COMMUNICATION SERVICES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
DIVERSIFIED TELECOMMUNICATION SERVICES — 8.7%
AT&T, Inc.	36,850,987	$1,066,467,564
Verizon Communications, Inc.	23,876,520	1,033,137,020
		2,099,604,584
ENTERTAINMENT — 31.2%
Electronic Arts, Inc.	7,071,750	1,129,358,475
Live Nation Entertainment, Inc. (a) (b)	5,433,215	821,936,765
Netflix, Inc. (a)	1,581,246	2,117,493,956
Take-Two Interactive Software, Inc. (a)	4,449,035	1,080,448,150
TKO Group Holdings, Inc.	2,310,856	420,460,249
Walt Disney Co.	8,737,917	1,083,589,087
Warner Bros Discovery, Inc. (a)	77,614,067	889,457,208
		7,542,743,890
INTERACTIVE MEDIA & SERVICES — 37.3%
Alphabet, Inc. Class A	13,239,076	2,333,122,364
Alphabet, Inc. Class C	10,679,387	1,894,416,460
Match Group, Inc. (b)	8,453,810	261,138,191
Meta Platforms, Inc. Class A	6,133,177	4,526,836,612
		9,015,513,627
MEDIA — 18.1%
Charter Communications, Inc. Class A (a) (b)	2,612,272	1,067,922,916
Comcast Corp. Class A	29,686,106	1,059,497,123
Fox Corp. Class A (b)	7,378,615	413,497,584
Fox Corp. Class B	4,547,901	234,808,129
Interpublic Group of Cos., Inc.	12,746,104	312,024,626
News Corp. Class A	13,003,480	386,463,426
News Corp. Class B (b)	3,842,373	131,831,818
Omnicom Group, Inc. (b)	6,726,101	483,875,706
Paramount Global Class B (b)	20,745,556	267,617,672
		4,357,539,000
Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 4.5%
T-Mobile U.S., Inc.	4,522,243	$1,077,469,617
TOTAL COMMON STOCKS (Cost $19,194,681,127)		24,092,870,718
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c) (d)	43,928,209	43,928,209
State Street Navigator Securities Lending Portfolio II (e) (f)	295,177,021	295,177,021
TOTAL SHORT-TERM INVESTMENTS (Cost $339,105,230)		339,105,230
TOTAL INVESTMENTS — 101.2% (Cost $19,533,786,357)		24,431,975,948
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(284,208,261)
NET ASSETS — 100.0%		$24,147,767,687
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

At June 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P Communication Services Select Sector Index (long)	85	09/19/2025	$11,482,293	$12,166,688	$684,395
See accompanying notes to Schedule of Investments.

THE COMMUNICATION SERVICES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$24,092,870,718	$—	$—	$24,092,870,718
Short-Term Investments	339,105,230	—	—	339,105,230
TOTAL INVESTMENTS	$24,431,975,948	$—	$—	$24,431,975,948
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$684,395	$—	$—	$684,395
TOTAL OTHER FINANCIAL INSTRUMENTS:	$684,395	$—	$—	$684,395
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	33,446,835	$33,446,835	$570,388,650	$559,907,276	$—	$—	43,928,209	$43,928,209	$898,630
State Street Navigator Securities Lending Portfolio II	66,957,166	66,957,166	2,748,263,984	2,520,044,129	—	—	295,177,021	295,177,021	321,624
Total		$100,404,001	$3,318,652,634	$3,079,951,405	$—	$—		$339,105,230	$1,220,254
See accompanying notes to Schedule of Investments.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AUTO COMPONENTS — 0.4%
Aptiv PLC (a)	1,270,144	$86,649,224
AUTOMOBILES — 18.7%
Ford Motor Co.	22,784,149	247,208,017
General Motors Co.	5,608,600	275,999,206
Tesla, Inc. (a)	11,583,206	3,679,521,218
		4,202,728,441
BROADLINE RETAIL — 24.2%
Amazon.com, Inc. (a)	23,916,088	5,246,950,546
eBay, Inc. (b)	2,689,277	200,243,566
		5,447,194,112
DISTRIBUTORS — 1.0%
Genuine Parts Co.	809,637	98,217,065
LKQ Corp. (b)	1,505,926	55,734,321
Pool Corp. (b)	219,313	63,925,353
		217,876,739
HOTELS, RESTAURANTS & LEISURE — 27.2%
Airbnb, Inc. Class A (a)	2,517,781	333,203,138
Booking Holdings, Inc.	182,500	1,056,536,300
Caesars Entertainment, Inc. (a) (b)	1,213,191	34,442,492
Carnival Corp. (a)	6,124,929	172,233,003
Chipotle Mexican Grill, Inc. (a)	7,859,942	441,335,743
Darden Restaurants, Inc.	682,680	148,803,760
Domino's Pizza, Inc.	199,753	90,008,702
DoorDash, Inc. Class A (a)	2,000,134	493,053,032
Expedia Group, Inc.	709,347	119,652,652
Hilton Worldwide Holdings, Inc.	1,386,637	369,316,899
Las Vegas Sands Corp. (b)	1,978,573	86,087,711
Marriott International, Inc. Class A	1,326,167	362,322,086
McDonald's Corp.	3,306,418	966,036,147
MGM Resorts International (a) (b)	1,206,573	41,494,045
Norwegian Cruise Line Holdings Ltd. (a)	2,606,482	52,859,455
Royal Caribbean Cruises Ltd. (b)	1,457,426	456,378,378
Starbucks Corp. (b)	6,629,267	607,439,735
Wynn Resorts Ltd. (b)	513,380	48,088,305
Yum! Brands, Inc.	1,621,531	240,278,464
		6,119,570,047
HOUSEHOLD DURABLES — 3.7%
DR Horton, Inc.	1,612,759	207,916,890
Garmin Ltd.	898,557	187,546,817
Lennar Corp. Class A	1,354,466	149,817,484
Mohawk Industries, Inc. (a)	302,734	31,738,633
NVR, Inc. (a)	17,054	125,955,046
PulteGroup, Inc.	1,169,203	123,304,148
		826,279,018
LEISURE PRODUCTS — 0.2%
Hasbro, Inc.	768,400	56,723,288
Security Description	Shares	Value
SPECIALTY RETAIL — 20.6%
AutoZone, Inc. (a)	97,587	$362,265,389
Best Buy Co., Inc.	1,123,743	75,436,868
CarMax, Inc. (a)	888,663	59,727,040
Home Depot, Inc.	4,108,472	1,506,330,174
Lowe's Cos., Inc.	3,265,082	724,423,743
O'Reilly Automotive, Inc. (a)	4,986,736	449,454,516
Ross Stores, Inc.	1,918,274	244,733,397
TJX Cos., Inc.	6,513,133	804,306,794
Tractor Supply Co. (b)	3,092,977	163,216,396
Ulta Beauty, Inc. (a)	263,371	123,210,221
Williams-Sonoma, Inc.	717,183	117,166,187
		4,630,270,725
TEXTILES, APPAREL & LUXURY GOODS — 4.0%
Deckers Outdoor Corp. (a)	885,385	91,256,632
Lululemon Athletica, Inc. (a)	644,840	153,201,087
NIKE, Inc. Class B	6,872,549	488,225,881
Ralph Lauren Corp.	232,655	63,812,613
Tapestry, Inc.	1,211,580	106,388,840
		902,885,053
TOTAL COMMON STOCKS (Cost $21,552,320,811)		22,490,176,647
SHORT-TERM INVESTMENTS — 0.0% *
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c) (d)	6,650,724	6,650,724
State Street Navigator Securities Lending Portfolio II (e) (f)	3,019,991	3,019,991
TOTAL SHORT-TERM INVESTMENTS (Cost $9,670,715)		9,670,715
TOTAL INVESTMENTS — 100.0% (Cost $21,561,991,526)		22,499,847,362
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% *		1,561,451
NET ASSETS — 100.0%		$22,501,408,813
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.

See accompanying notes to Schedule of Investments.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

At June 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Consumer Discretionary Select Sector Index (long)	57	09/19/2025	$12,431,269	$12,639,750	$208,481
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$22,490,176,647	$—	$—	$22,490,176,647
Short-Term Investments	9,670,715	—	—	9,670,715
TOTAL INVESTMENTS	$22,499,847,362	$—	$—	$22,499,847,362
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$208,481	$—	$—	$208,481
TOTAL OTHER FINANCIAL INSTRUMENTS:	$208,481	$—	$—	$208,481
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	10,146,122	$10,146,122	$275,636,371	$279,131,769	$—	$—	6,650,724	$6,650,724	$566,060
State Street Navigator Securities Lending Portfolio II	48,327,921	48,327,921	2,747,697,705	2,793,005,635	—	—	3,019,991	3,019,991	126,808
Total		$58,474,043	$3,023,334,076	$3,072,137,404	$—	$—		$9,670,715	$692,868
See accompanying notes to Schedule of Investments.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
BEVERAGES — 18.7%
Brown-Forman Corp. Class B (a)	1,812,020	$48,761,458
Coca-Cola Co.	13,973,372	988,616,069
Constellation Brands, Inc. Class A (a)	1,522,973	247,757,248
Keurig Dr. Pepper, Inc.	13,513,366	446,751,880
Molson Coors Beverage Co. Class B (a)	1,704,650	81,976,618
Monster Beverage Corp. (b)	6,986,340	437,624,338
PepsiCo, Inc.	5,495,493	725,624,896
		2,977,112,507
CONSUMER STAPLES DISTRIBUTION & RETAIL — 30.7%
Costco Wholesale Corp.	1,600,484	1,584,383,131
Dollar General Corp.	2,188,318	250,299,813
Dollar Tree, Inc. (b)	1,965,387	194,651,928
Kroger Co.	6,094,941	437,190,118
Sysco Corp.	4,823,013	365,295,005
Target Corp.	4,520,719	445,968,929
Walgreens Boots Alliance, Inc.	7,141,028	81,979,001
Walmart, Inc.	15,585,420	1,523,942,368
		4,883,710,293
FOOD PRODUCTS — 17.7%
Archer-Daniels-Midland Co.	4,780,196	252,298,745
Bunge Global SA	1,337,279	107,356,758
Campbell's Co. (a)	1,958,071	60,014,876
Conagra Brands, Inc.	4,749,477	97,221,794
General Mills, Inc.	5,448,397	282,281,449
Hershey Co.	1,472,394	244,343,784
Hormel Foods Corp.	2,899,787	87,718,557
J.M. Smucker Co.	1,058,780	103,972,196
Kellanova	2,675,070	212,748,317
Kraft Heinz Co.	8,596,204	221,953,987
Lamb Weston Holdings, Inc. (a)	1,404,034	72,799,163
McCormick & Co., Inc.	2,514,019	190,612,921
Mondelez International, Inc. Class A	10,662,653	719,089,318
Tyson Foods, Inc. Class A	2,847,781	159,304,869
		2,811,716,734
HOUSEHOLD PRODUCTS — 18.0%
Church & Dwight Co., Inc.	2,450,367	235,504,772
Clorox Co.	1,226,286	147,240,160
Colgate-Palmolive Co.	7,750,140	704,487,726
Security Description	Shares	Value
Kimberly-Clark Corp.	3,301,450	$425,622,934
Procter & Gamble Co.	8,457,572	1,347,460,371
		2,860,315,963
PERSONAL CARE PRODUCTS — 3.7%
Estee Lauder Cos., Inc. Class A	2,330,270	188,285,816
Kenvue, Inc.	19,102,136	399,807,707
		588,093,523
TOBACCO — 10.8%
Altria Group, Inc.	11,915,618	698,612,683
Philip Morris International, Inc.	5,614,922	1,022,645,744
		1,721,258,427
TOTAL COMMON STOCKS (Cost $17,744,542,805)		15,842,207,447
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c) (d)	24,623,391	24,623,391
State Street Navigator Securities Lending Portfolio II (e) (f)	44,629,780	44,629,780
TOTAL SHORT-TERM INVESTMENTS (Cost $69,253,171)		69,253,171
TOTAL INVESTMENTS — 100.0% (Cost $17,813,795,976)		15,911,460,618
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% *		(2,951,181)
NET ASSETS — 100.0%		$15,908,509,437
(a)	All or a portion of the shares of the security are on loan at June 30, 2025.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.

At June 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Consumer Staples Select Sector Index (long)	775	09/19/2025	$63,482,518	$63,821,250	$338,732
See accompanying notes to Schedule of Investments.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$15,842,207,447	$—	$—	$15,842,207,447
Short-Term Investments	69,253,171	—	—	69,253,171
TOTAL INVESTMENTS	$15,911,460,618	$—	$—	$15,911,460,618
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$338,732	$—	$—	$338,732
TOTAL OTHER FINANCIAL INSTRUMENTS:	$338,732	$—	$—	$338,732
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	27,385,481	$27,385,481	$607,365,427	$610,127,517	$—	$—	24,623,391	$24,623,391	$954,362
State Street Navigator Securities Lending Portfolio II	68,582,092	68,582,092	2,468,524,025	2,492,476,337	—	—	44,629,780	44,629,780	144,878
Total		$95,967,573	$3,075,889,452	$3,102,603,854	$—	$—		$69,253,171	$1,099,240
See accompanying notes to Schedule of Investments.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ENERGY EQUIPMENT & SERVICES — 7.6%
Baker Hughes Co.	19,812,011	$759,592,502
Halliburton Co. (a)	17,191,945	350,371,839
Schlumberger NV (a)	27,199,235	919,334,143
		2,029,298,484
OIL, GAS & CONSUMABLE FUELS — 92.2%
APA Corp. (a)	7,215,816	131,977,275
Chevron Corp. (a)	27,758,806	3,974,783,431
ConocoPhillips (a)	21,576,232	1,936,251,060
Coterra Energy, Inc. (a)	15,263,084	387,377,072
Devon Energy Corp.	12,840,244	408,448,161
Diamondback Energy, Inc. (a)	3,739,177	513,762,920
EOG Resources, Inc. (a)	10,113,606	1,209,688,414
EQT Corp.	11,970,831	698,138,864
Expand Energy Corp.	4,330,557	506,415,335
Exxon Mobil Corp. (a)	56,708,870	6,113,216,186
Hess Corp.	5,544,097	768,079,198
Kinder Morgan, Inc. (a)	38,657,950	1,136,543,730
Marathon Petroleum Corp. (a)	6,143,326	1,020,467,882
Occidental Petroleum Corp. (a)	14,169,611	595,265,358
ONEOK, Inc. (a)	12,490,760	1,019,620,739
Phillips 66 Co. (a)	8,147,581	972,006,413
Targa Resources Corp.	4,338,062	755,169,833
Texas Pacific Land Corp. (a)	376,920	398,174,519
Valero Energy Corp. (a)	6,263,169	841,895,177
Williams Cos., Inc. (a)	20,410,842	1,282,004,986
		24,669,286,553
TOTAL COMMON STOCKS (Cost $29,113,450,247)		26,698,585,037
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (b) (c)	38,480,549	$38,480,549
State Street Navigator Securities Lending Portfolio II (d) (e)	65,687,348	65,687,348
TOTAL SHORT-TERM INVESTMENTS (Cost $104,167,897)		104,167,897
TOTAL INVESTMENTS — 100.2% (Cost $29,217,618,144)		26,802,752,934
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(53,789,786)
NET ASSETS — 100.0%		$26,748,963,148
(a)	All or a portion of the shares of the security are on loan at June 30, 2025.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2025.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

At June 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Energy Select Sector Index (long)	591	09/19/2025	$54,666,318	$52,941,780	$(1,724,538)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$26,698,585,037	$—	$—	$26,698,585,037
Short-Term Investments	104,167,897	—	—	104,167,897
TOTAL INVESTMENTS	$26,802,752,934	$—	$—	$26,802,752,934
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(1,724,538)	$—	$—	$(1,724,538)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(1,724,538)	$—	$—	$(1,724,538)
See accompanying notes to Schedule of Investments.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	68,548,523	$68,548,523	$1,553,211,197	$1,583,279,171	$—	$—	38,480,549	$38,480,549	$3,032,352
State Street Navigator Securities Lending Portfolio II	79,399,178	79,399,178	4,421,998,553	4,435,710,383	—	—	65,687,348	65,687,348	185,203
Total		$147,947,701	$5,975,209,750	$6,018,989,554	$—	$—		$104,167,897	$3,217,555
See accompanying notes to Schedule of Investments.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BANKS — 25.4%
Bank of America Corp.	44,523,148	$2,106,835,364
Citigroup, Inc.	12,690,557	1,080,220,212
Citizens Financial Group, Inc.	2,946,523	131,856,904
Fifth Third Bancorp	4,535,378	186,540,097
Huntington Bancshares, Inc.	9,898,467	165,898,307
JPMorgan Chase & Co.	18,882,875	5,474,334,291
KeyCorp	6,701,891	116,746,941
M&T Bank Corp.	1,090,681	211,581,207
PNC Financial Services Group, Inc.	2,687,714	501,043,644
Regions Financial Corp.	6,107,792	143,655,268
Truist Financial Corp.	8,897,710	382,512,553
U.S. Bancorp	10,586,169	479,024,147
Wells Fargo & Co.	22,110,905	1,771,525,709
		12,751,774,644
CAPITAL MARKETS — 24.2%
Ameriprise Financial, Inc.	647,032	345,340,389
Bank of New York Mellon Corp.	4,861,113	442,896,005
Blackrock, Inc.	989,497	1,038,229,727
Blackstone, Inc.	4,957,637	741,563,343
Cboe Global Markets, Inc.	711,505	165,930,081
Charles Schwab Corp.	11,604,852	1,058,826,697
CME Group, Inc.	2,448,484	674,851,160
Coinbase Global, Inc. Class A (a)	1,436,375	503,435,074
FactSet Research Systems, Inc. (b)	257,798	115,307,889
Franklin Resources, Inc. (b)	2,106,697	50,244,724
Goldman Sachs Group, Inc.	2,084,803	1,475,519,323
Intercontinental Exchange, Inc.	3,897,554	715,084,232
Invesco Ltd.	3,040,974	47,956,160
KKR & Co., Inc.	4,599,167	611,827,186
MarketAxess Holdings, Inc.	254,827	56,913,062
Moody's Corp.	1,051,171	527,256,862
Morgan Stanley	8,393,579	1,182,319,538
MSCI, Inc.	525,551	303,106,284
Nasdaq, Inc.	2,808,653	251,149,751
Northern Trust Corp.	1,321,783	167,588,867
Raymond James Financial, Inc.	1,233,785	189,225,606
S&P Global, Inc.	2,132,807	1,124,607,803
State Street Corp. (c)	1,937,710	206,056,081
T. Rowe Price Group, Inc. (b)	1,497,002	144,460,693
		12,139,696,537
CONSUMER FINANCE — 4.6%
American Express Co.	3,760,605	1,199,557,783
Capital One Financial Corp.	4,345,987	924,652,194
Synchrony Financial	2,586,429	172,618,271
		2,296,828,248
FINANCIAL SERVICES — 31.0%
Apollo Global Management, Inc. (b)	3,067,514	435,188,211
Berkshire Hathaway, Inc. Class B (a)	12,459,538	6,052,469,774
Corpay, Inc. (a)	479,000	158,941,780
Security Description	Shares	Value
Fidelity National Information Services, Inc.	3,569,829	$290,619,779
Fiserv, Inc. (a)	3,767,199	649,502,780
Global Payments, Inc.	1,657,091	132,633,564
Jack Henry & Associates, Inc. (b)	494,728	89,135,144
Mastercard, Inc. Class A	5,511,337	3,097,040,714
PayPal Holdings, Inc. (a)	6,607,970	491,104,330
Visa, Inc. Class A (b)	11,625,449	4,127,615,667
		15,524,251,743
INSURANCE — 14.7%
Aflac, Inc.	3,306,121	348,663,521
Allstate Corp.	1,799,277	362,212,453
American International Group, Inc.	3,915,969	335,167,787
Aon PLC Class A	1,467,241	523,452,899
Arch Capital Group Ltd.	2,535,969	230,899,978
Arthur J Gallagher & Co.	1,740,124	557,048,495
Assurant, Inc.	344,483	68,031,948
Brown & Brown, Inc.	1,903,655	211,058,230
Chubb Ltd.	2,532,011	733,574,227
Cincinnati Financial Corp.	1,062,016	158,155,423
Erie Indemnity Co. Class A (b)	169,518	58,787,147
Everest Group Ltd.	288,971	98,206,794
Globe Life, Inc.	560,846	69,707,549
Hartford Insurance Group, Inc.	1,930,314	244,898,937
Loews Corp.	1,182,605	108,397,574
Marsh & McLennan Cos., Inc.	3,347,852	731,974,361
MetLife, Inc.	3,831,299	308,113,066
Principal Financial Group, Inc.	1,401,409	111,313,917
Progressive Corp.	3,983,177	1,062,950,614
Prudential Financial, Inc.	2,405,326	258,428,225
Travelers Cos., Inc.	1,539,484	411,873,549
W.R. Berkley Corp.	2,036,335	149,609,532
Willis Towers Watson PLC	673,706	206,490,889
		7,349,017,115
TOTAL COMMON STOCKS (Cost $47,233,831,837)		50,061,568,287
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (d) (e)	27,261,218	27,261,218
State Street Navigator Securities Lending Portfolio II (c) (f)	9,642,290	9,642,290
TOTAL SHORT-TERM INVESTMENTS (Cost $36,903,508)		36,903,508
TOTAL INVESTMENTS — 100.0% (Cost $47,270,735,345)		50,098,471,795
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% *		5,845,571
NET ASSETS — 100.0%		$50,104,317,366

See accompanying notes to Schedule of Investments.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2025.
(f)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.

At June 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Financial Select Sector Index (long)	250	09/19/2025	$38,764,575	$40,710,000	$1,945,425
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$50,061,568,287	$—	$—	$50,061,568,287
Short-Term Investments	36,903,508	—	—	36,903,508
TOTAL INVESTMENTS	$50,098,471,795	$—	$—	$50,098,471,795
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$1,945,425	$—	$—	$1,945,425
TOTAL OTHER FINANCIAL INSTRUMENTS:	$1,945,425	$—	$—	$1,945,425
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Corp.	2,004,074	$177,300,427	$161,100,464	$165,993,265	$3,317,650	$30,330,805	1,937,710	$206,056,081	$4,731,295
State Street Institutional U.S. Government Money Market Fund, Class G Shares	71,238,577	71,238,577	1,071,209,841	1,115,187,200	—	—	27,261,218	27,261,218	1,669,185
State Street Navigator Securities Lending Portfolio II	50,484,153	50,484,153	1,983,632,424	2,024,474,287	—	—	9,642,290	9,642,290	59,036
Total		$299,023,157	$3,215,942,729	$3,305,654,752	$3,317,650	$30,330,805		$242,959,589	$6,459,516
See accompanying notes to Schedule of Investments.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 16.8%
AbbVie, Inc.	12,359,560	$2,294,181,527
Amgen, Inc.	3,762,380	1,050,494,120
Biogen, Inc. (a)	1,025,258	128,762,152
Gilead Sciences, Inc.	8,703,792	964,989,419
Incyte Corp. (a)	1,124,133	76,553,457
Moderna, Inc. (a) (b)	2,381,309	65,700,316
Regeneron Pharmaceuticals, Inc.	726,666	381,499,650
Vertex Pharmaceuticals, Inc. (a)	1,796,851	799,958,065
		5,762,138,706
HEALTH CARE EQUIPMENT & SUPPLIES — 24.8%
Abbott Laboratories	12,173,750	1,655,751,737
Align Technology, Inc. (a)	476,790	90,270,651
Baxter International, Inc.	3,590,751	108,727,940
Becton Dickinson & Co.	2,005,398	345,429,805
Boston Scientific Corp. (a)	10,351,740	1,111,880,393
Cooper Cos., Inc. (a)	1,399,314	99,575,184
Dexcom, Inc. (a)	2,743,610	239,489,717
Edwards Lifesciences Corp. (a)	4,104,487	321,011,928
GE HealthCare Technologies, Inc.	3,203,867	237,310,429
Hologic, Inc. (a)	1,559,210	101,598,124
IDEXX Laboratories, Inc. (a)	562,746	301,823,190
Insulet Corp. (a)	492,370	154,692,807
Intuitive Surgical, Inc. (a)	2,507,832	1,362,780,987
Medtronic PLC	8,974,025	782,265,759
ResMed, Inc. (b)	1,025,974	264,701,292
Solventum Corp. (a)	968,513	73,452,026
STERIS PLC	687,418	165,131,552
Stryker Corp.	2,406,587	952,118,015
Zimmer Biomet Holdings, Inc.	1,384,343	126,265,925
		8,494,277,461
HEALTH CARE PROVIDERS & SERVICES — 19.1%
Cardinal Health, Inc.	1,670,048	280,568,064
Cencora, Inc.	1,206,982	361,913,553
Centene Corp. (a)	3,481,729	188,988,250
Cigna Group	1,869,258	617,939,310
CVS Health Corp.	8,851,401	610,569,641
DaVita, Inc. (a) (b)	290,526	41,385,429
Elevance Health, Inc.	1,580,853	614,888,583
HCA Healthcare, Inc.	1,211,998	464,316,434
Henry Schein, Inc. (a) (b)	851,637	62,212,083
Humana, Inc.	844,490	206,460,915
Labcorp Holdings, Inc.	585,692	153,750,007
McKesson Corp.	875,388	641,466,818
Molina Healthcare, Inc. (a)	379,282	112,988,108
Quest Diagnostics, Inc.	781,073	140,304,143
UnitedHealth Group, Inc.	6,347,312	1,980,170,924
Universal Health Services, Inc. Class B	400,125	72,482,644
		6,550,404,906
LIFE SCIENCES TOOLS & SERVICES — 8.7%
Agilent Technologies, Inc.	1,994,883	235,416,143
Security Description	Shares	Value
Bio-Techne Corp. (b)	1,096,921	$56,436,585
Charles River Laboratories International, Inc. (a)	343,690	52,148,084
Danaher Corp.	4,456,756	880,387,580
IQVIA Holdings, Inc. (a)	1,149,911	181,214,474
Mettler-Toledo International, Inc. (a)	145,440	170,851,277
Revvity, Inc. (b)	824,711	79,766,048
Thermo Fisher Scientific, Inc.	2,641,371	1,070,970,286
Waters Corp. (a)	416,436	145,352,821
West Pharmaceutical Services, Inc.	502,706	109,992,073
		2,982,535,371
PHARMACEUTICALS — 30.5%
Bristol-Myers Squibb Co.	14,239,570	659,149,695
Eli Lilly & Co.	5,503,979	4,290,516,750
Johnson & Johnson	16,835,386	2,571,605,211
Merck & Co., Inc.	17,569,787	1,390,824,339
Pfizer, Inc.	39,780,724	964,284,750
Viatris, Inc.	8,212,261	73,335,491
Zoetis, Inc.	3,115,165	485,809,982
		10,435,526,218
TOTAL COMMON STOCKS (Cost $41,475,478,078)		34,224,882,662
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c) (d)	30,105,225	30,105,225
State Street Navigator Securities Lending Portfolio II (e) (f)	79,345,204	79,345,204
TOTAL SHORT-TERM INVESTMENTS (Cost $109,450,429)		109,450,429
TOTAL INVESTMENTS — 100.2% (Cost $41,584,928,507)		34,334,333,091
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(56,463,286)
NET ASSETS — 100.0%		$34,277,869,805
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$34,224,882,662	$—	$—	$34,224,882,662
Short-Term Investments	109,450,429	—	—	109,450,429
TOTAL INVESTMENTS	$34,334,333,091	$—	$—	$34,334,333,091
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	19,187,855	$19,187,855	$740,054,181	$729,136,811	$—	$—	30,105,225	$30,105,225	$1,512,773
State Street Navigator Securities Lending Portfolio II	22,924,533	22,924,533	1,801,747,306	1,745,326,635	—	—	79,345,204	79,345,204	89,723
Total		$42,112,388	$2,541,801,487	$2,474,463,446	$—	$—		$109,450,429	$1,602,496
See accompanying notes to Schedule of Investments.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 25.7%
Axon Enterprise, Inc. (a)	361,218	$299,066,831
Boeing Co. (a)	3,681,757	771,438,544
General Dynamics Corp.	1,230,280	358,823,465
General Electric Co.	5,206,849	1,340,190,864
Howmet Aerospace, Inc. (b)	1,971,447	366,945,430
Huntington Ingalls Industries, Inc. (b)	191,312	46,194,196
L3Harris Technologies, Inc.	913,200	229,067,088
Lockheed Martin Corp.	1,018,272	471,602,494
Northrop Grumman Corp.	660,734	330,353,785
RTX Corp.	6,523,268	952,527,593
Textron, Inc.	880,153	70,667,485
TransDigm Group, Inc.	274,319	417,140,444
		5,654,018,219
AIR FREIGHT & LOGISTICS — 3.4%
CH Robinson Worldwide, Inc.	578,864	55,542,001
Expeditors International of Washington, Inc. (b)	667,656	76,279,698
FedEx Corp.	1,076,653	244,733,993
United Parcel Service, Inc. Class B	3,583,368	361,705,166
		738,260,858
AIRLINES — 1.7%
Delta Air Lines, Inc.	3,183,446	156,561,874
Southwest Airlines Co. (b)	2,778,265	90,126,917
United Airlines Holdings, Inc. (a)	1,592,342	126,798,193
		373,486,984
BUILDING PRODUCTS — 6.4%
A.O. Smith Corp.	566,763	37,162,650
Allegion PLC	419,535	60,463,384
Builders FirstSource, Inc. (a)	538,852	62,878,640
Carrier Global Corp.	3,894,050	285,005,520
Johnson Controls International PLC	3,213,825	339,444,196
Lennox International, Inc. (b)	155,732	89,271,812
Masco Corp.	1,028,440	66,190,398
Trane Technologies PLC	1,089,071	476,370,546
		1,416,787,146
COMMERCIAL SERVICES & SUPPLIES — 6.5%
Cintas Corp.	1,676,139	373,561,099
Copart, Inc. (a)	4,294,469	210,729,594
Republic Services, Inc.	992,176	244,680,523
Rollins, Inc.	1,370,389	77,317,347
Veralto Corp.	1,208,411	121,989,091
Waste Management, Inc.	1,788,353	409,210,934
		1,437,488,588
CONSTRUCTION & ENGINEERING — 1.2%
Quanta Services, Inc. (b)	723,823	273,663,000
ELECTRICAL EQUIPMENT — 10.4%
AMETEK, Inc.	1,127,846	204,095,011
Eaton Corp. PLC	1,910,779	682,128,995
Emerson Electric Co.	2,747,042	366,263,110
Security Description	Shares	Value
GE Vernova, Inc.	1,332,787	$705,244,241
Generac Holdings, Inc. (a) (b)	288,120	41,261,665
Hubbell, Inc. (b)	260,216	106,274,817
Rockwell Automation, Inc.	549,548	182,543,359
		2,287,811,198
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.0% *
Ralliant Corp. (a)	12,386	600,581
GROUND TRANSPORTATION — 10.9%
CSX Corp.	9,174,884	299,376,465
JB Hunt Transport Services, Inc.	382,052	54,862,667
Norfolk Southern Corp.	1,101,089	281,845,751
Old Dominion Freight Line, Inc.	906,646	147,148,646
Uber Technologies, Inc. (a)	10,210,800	952,667,640
Union Pacific Corp.	2,917,551	671,270,134
		2,407,171,303
INDUSTRIAL CONGLOMERATES — 5.1%
3M Co.	2,628,287	400,130,413
Honeywell International, Inc.	3,138,266	730,839,386
		1,130,969,799
MACHINERY — 18.0%
Caterpillar, Inc.	2,296,486	891,518,830
Cummins, Inc.	672,910	220,378,025
Deere & Co.	1,232,615	626,772,401
Dover Corp.	668,407	122,472,215
Fortive Corp.	1,657,166	86,388,064
IDEX Corp.	368,248	64,653,301
Illinois Tool Works, Inc.	1,302,194	321,967,467
Ingersoll Rand, Inc. (b)	1,967,034	163,617,888
Nordson Corp.	263,543	56,495,713
Otis Worldwide Corp.	1,924,227	190,536,958
PACCAR, Inc.	2,564,098	243,743,156
Parker-Hannifin Corp.	623,990	435,838,295
Pentair PLC	802,203	82,354,160
Snap-on, Inc.	254,850	79,304,223
Stanley Black & Decker, Inc. (b)	754,331	51,105,925
Westinghouse Air Brake Technologies Corp.	834,304	174,661,542
Xylem, Inc.	1,186,477	153,482,665
		3,965,290,828
PROFESSIONAL SERVICES — 7.4%
Automatic Data Processing, Inc.	1,982,214	611,314,798
Broadridge Financial Solutions, Inc.	572,733	139,191,301
Dayforce, Inc. (a) (b)	779,435	43,172,905
Equifax, Inc.	605,541	157,059,169
Jacobs Solutions, Inc.	585,799	77,003,279
Leidos Holdings, Inc.	627,562	99,004,181
Paychex, Inc.	1,565,896	227,775,232
Paycom Software, Inc. (b)	237,613	54,983,648
Verisk Analytics, Inc.	682,061	212,462,001
		1,621,966,514

See accompanying notes to Schedule of Investments.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 3.2%
Fastenal Co.	5,603,776	$235,358,592
United Rentals, Inc.	317,467	239,179,638
WW Grainger, Inc.	213,542	222,134,930
		696,673,160
TOTAL COMMON STOCKS (Cost $21,599,263,577)		22,004,188,178
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c) (d)	22,622,463	22,622,463
State Street Navigator Securities Lending Portfolio II (e) (f)	70,871,190	70,871,190
TOTAL SHORT-TERM INVESTMENTS (Cost $93,493,653)		93,493,653
TOTAL INVESTMENTS — 100.3% (Cost $21,692,757,230)		22,097,681,831
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(64,166,105)
NET ASSETS — 100.0%		$22,033,515,726

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.

At June 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Industrial Select Sector Index (long)	186	09/19/2025	$26,917,734	$27,914,880	$997,146
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$22,004,188,178	$—	$—	$22,004,188,178
Short-Term Investments	93,493,653	—	—	93,493,653
TOTAL INVESTMENTS	$22,097,681,831	$—	$—	$22,097,681,831
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$997,146	$—	$—	$997,146
TOTAL OTHER FINANCIAL INSTRUMENTS:	$997,146	$—	$—	$997,146
See accompanying notes to Schedule of Investments.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	13,132,581	$13,132,581	$396,483,051	$386,993,169	$—	$—	22,622,463	$22,622,463	$380,838
State Street Navigator Securities Lending Portfolio II	29,582,949	29,582,949	2,824,927,882	2,783,639,641	—	—	70,871,190	70,871,190	123,836
Total		$42,715,530	$3,221,410,933	$3,170,632,810	$—	$—		$93,493,653	$504,674
See accompanying notes to Schedule of Investments.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
CHEMICALS — 58.2%
Air Products & Chemicals, Inc.	888,752	$250,681,389
Albemarle Corp. (a)	899,308	56,359,632
CF Industries Holdings, Inc.	1,238,257	113,919,644
Corteva, Inc.	3,328,690	248,087,266
Dow, Inc.	5,402,492	143,057,988
DuPont de Nemours, Inc.	3,198,622	219,393,483
Eastman Chemical Co.	882,499	65,887,375
Ecolab, Inc.	1,007,735	271,524,118
International Flavors & Fragrances, Inc.	1,954,990	143,789,515
Linde PLC	1,879,930	882,025,558
LyondellBasell Industries NV Class A (a)	1,965,141	113,703,058
Mosaic Co.	2,424,604	88,449,554
PPG Industries, Inc.	1,734,995	197,355,681
Sherwin-Williams Co.	920,727	316,140,823
		3,110,375,084
CONSTRUCTION MATERIALS — 9.0%
Martin Marietta Materials, Inc.	439,536	241,287,683
Vulcan Materials Co.	918,698	239,614,812
		480,902,495
CONTAINERS & PACKAGING — 16.2%
Amcor PLC	17,513,200	160,946,308
Avery Dennison Corp.	597,467	104,837,535
Ball Corp.	2,120,280	118,926,505
International Paper Co. (a)	4,034,748	188,947,249
Packaging Corp. of America	682,817	128,676,864
Smurfit WestRock PLC	3,790,216	163,547,820
		865,882,281
METALS & MINING — 16.4%
Freeport-McMoRan, Inc.	5,849,797	253,588,700
Security Description	Shares	Value
Newmont Corp.	4,500,057	$262,173,321
Nucor Corp.	1,763,617	228,458,946
Steel Dynamics, Inc.	1,055,244	135,081,784
		879,302,751
TOTAL COMMON STOCKS (Cost $5,991,926,659)		5,336,462,611
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (b) (c)	6,101,581	6,101,581
State Street Navigator Securities Lending Portfolio II (d) (e)	8,800,146	8,800,146
TOTAL SHORT-TERM INVESTMENTS (Cost $14,901,727)		14,901,727
TOTAL INVESTMENTS — 100.1% (Cost $6,006,828,386)		5,351,364,338
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(5,705,047)
NET ASSETS — 100.0%		$5,345,659,291
(a)	All or a portion of the shares of the security are on loan at June 30, 2025.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2025.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

At June 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Material Select Sector Index (long)	100	09/19/2025	$9,305,730	$9,387,000	$81,270
See accompanying notes to Schedule of Investments.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,336,462,611	$—	$—	$5,336,462,611
Short-Term Investments	14,901,727	—	—	14,901,727
TOTAL INVESTMENTS	$5,351,364,338	$—	$—	$5,351,364,338
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$81,270	$—	$—	$81,270
TOTAL OTHER FINANCIAL INSTRUMENTS:	$81,270	$—	$—	$81,270
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,830,419	$6,830,419	$378,371,261	$379,100,099	$—	$—	6,101,581	$6,101,581	$312,608
State Street Navigator Securities Lending Portfolio II	8,230,922	8,230,922	1,033,161,306	1,032,592,082	—	—	8,800,146	8,800,146	70,898
Total		$15,061,341	$1,411,532,567	$1,411,692,181	$—	$—		$14,901,727	$383,506
See accompanying notes to Schedule of Investments.

THE REAL ESTATE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
HEALTH CARE REITs — 13.7%
Alexandria Real Estate Equities, Inc. REIT	1,055,133	$76,634,310
Healthpeak Properties, Inc. REIT	4,761,223	83,369,015
Ventas, Inc. REIT	3,093,401	195,348,273
Welltower, Inc. REIT	4,258,346	654,635,530
		1,009,987,128
HOTEL & RESORT REITs — 1.0%
Host Hotels & Resorts, Inc. REIT	4,754,197	73,024,466
INDUSTRIAL REITs — 9.0%
Prologis, Inc. REIT	6,360,485	668,614,183
OFFICE REITs — 0.9%
BXP, Inc. REIT	998,247	67,351,725
REAL ESTATE MANAGEMENT & DEVELOPMENT — 7.0%
CBRE Group, Inc. Class A (a)	2,012,848	282,040,262
CoStar Group, Inc. (a)	2,891,765	232,497,906
		514,538,168
RESIDENTIAL REITs — 12.1%
AvalonBay Communities, Inc. REIT	974,631	198,337,408
Camden Property Trust REIT	732,242	82,516,351
Equity Residential REIT	2,343,834	158,185,357
Essex Property Trust, Inc. REIT	441,197	125,035,230
Invitation Homes, Inc. REIT	3,906,603	128,136,578
Mid-America Apartment Communities, Inc. REIT	802,257	118,742,059
UDR, Inc. REIT	2,066,161	84,361,354
		895,314,337
RETAIL REITs — 12.5%
Federal Realty Investment Trust REIT	532,068	50,541,140
Kimco Realty Corp. REIT	4,636,257	97,454,122
Realty Income Corp. REIT	6,190,125	356,613,101
Regency Centers Corp. REIT	1,119,707	79,756,730
Security Description	Shares	Value
Simon Property Group, Inc. REIT	2,103,166	$338,104,966
		922,470,059
SPECIALIZED REITs — 43.3%
American Tower Corp. REIT	3,208,822	709,213,839
Crown Castle, Inc. REIT	2,984,840	306,632,613
Digital Realty Trust, Inc. REIT	2,169,977	378,292,091
Equinix, Inc. REIT	670,475	533,342,748
Extra Space Storage, Inc. REIT	1,454,564	214,460,916
Iron Mountain, Inc. REIT	2,022,422	207,439,825
Public Storage REIT	1,082,184	317,534,429
SBA Communications Corp. REIT	736,580	172,978,447
VICI Properties, Inc. REIT	7,243,179	236,127,635
Weyerhaeuser Co. REIT	4,970,483	127,691,708
		3,203,714,251
TOTAL COMMON STOCKS (Cost $8,099,263,142)		7,355,014,317
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (b) (c) (Cost $12,475,560)	12,475,560	12,475,560
TOTAL INVESTMENTS — 99.7% (Cost $8,111,738,702)		7,367,489,877
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		24,130,928
NET ASSETS — 100.0%		$7,391,620,805
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2025.
REIT	Real Estate Investment Trust

At June 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Real Estate Select Sector Index (long)	650	09/19/2025	$33,514,838	$33,271,875	$(242,963)
See accompanying notes to Schedule of Investments.

THE REAL ESTATE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,355,014,317	$—	$—	$7,355,014,317
Short-Term Investment	12,475,560	—	—	12,475,560
TOTAL INVESTMENTS	$7,367,489,877	$—	$—	$7,367,489,877
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(242,963)	$—	$—	$(242,963)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(242,963)	$—	$—	$(242,963)
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	19,989,198	$19,989,198	$303,150,976	$310,664,614	$—	$—	12,475,560	$12,475,560	$314,990
State Street Navigator Securities Lending Portfolio II	—	—	29,305,770	29,305,770	—	—	—	—	1,826
Total		$19,989,198	$332,456,746	$339,970,384	$—	$—		$12,475,560	$316,816
See accompanying notes to Schedule of Investments.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
COMMUNICATIONS EQUIPMENT — 4.8%
Arista Networks, Inc. (a)	8,199,002	$838,839,894
Cisco Systems, Inc.	31,672,468	2,197,435,830
F5, Inc. (a)	457,268	134,583,118
Juniper Networks, Inc.	2,635,918	105,252,206
Motorola Solutions, Inc.	1,328,922	558,758,544
		3,834,869,592
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.4%
Amphenol Corp. Class A	9,630,044	950,966,845
CDW Corp.	1,048,335	187,222,148
Corning, Inc.	6,136,741	322,731,209
Jabil, Inc.	854,576	186,383,026
Keysight Technologies, Inc. (a)	1,375,813	225,440,718
TE Connectivity PLC	2,360,917	398,215,871
Teledyne Technologies, Inc. (a)	373,098	191,141,836
Trimble, Inc. (a)	1,899,466	144,321,427
Zebra Technologies Corp. Class A (a)	404,884	124,850,030
		2,731,273,110
IT SERVICES — 6.0%
Accenture PLC Class A	4,983,990	1,489,664,771
Akamai Technologies, Inc. (a) (b)	1,164,028	92,842,873
Cognizant Technology Solutions Corp. Class A	3,924,467	306,226,160
EPAM Systems, Inc. (a)	451,091	79,761,911
Gartner, Inc. (a)	612,766	247,692,273
GoDaddy, Inc. Class A (a)	1,134,420	204,263,665
International Business Machines Corp.	7,399,299	2,181,165,359
VeriSign, Inc.	642,949	185,683,671
		4,787,300,683
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 35.0%
Advanced Micro Devices, Inc. (a)	12,908,503	1,831,716,576
Analog Devices, Inc.	3,948,593	939,844,106
Applied Materials, Inc.	6,468,123	1,184,119,278
Broadcom, Inc.	14,345,092	3,954,224,610
Enphase Energy, Inc. (a) (b)	1,044,607	41,418,667
First Solar, Inc. (a) (b)	853,797	141,337,555
Intel Corp.	34,727,288	777,891,251
KLA Corp.	1,052,842	943,072,693
Lam Research Corp.	10,183,477	991,259,651
Microchip Technology, Inc.	4,281,734	301,305,622
Micron Technology, Inc.	8,897,390	1,096,603,317
Monolithic Power Systems, Inc.	381,184	278,790,354
NVIDIA Corp.	74,403,838	11,755,062,366
NXP Semiconductors NV	2,011,278	439,444,130
ON Semiconductor Corp. (a)	3,326,948	174,365,345
QUALCOMM, Inc.	8,735,086	1,391,149,796
Skyworks Solutions, Inc.	1,195,292	89,073,160
Teradyne, Inc.	1,277,163	114,842,497
Security Description	Shares	Value
Texas Instruments, Inc.	7,232,639	$1,501,640,509
		27,947,161,483
SOFTWARE — 37.2%
Adobe, Inc. (a)	3,393,083	1,312,715,951
ANSYS, Inc. (a)	699,928	245,828,712
Autodesk, Inc. (a)	1,703,246	527,273,864
Cadence Design Systems, Inc. (a)	2,173,822	669,863,249
Crowdstrike Holdings, Inc. Class A (a)	1,982,976	1,009,949,507
Fair Isaac Corp. (a)	193,768	354,200,153
Fortinet, Inc. (a)	5,057,743	534,704,590
Gen Digital, Inc.	4,345,334	127,752,820
Intuit, Inc.	2,225,723	1,753,046,206
Microsoft Corp.	22,675,904	11,279,221,409
Oracle Corp.	12,948,750	2,830,985,213
Palantir Technologies, Inc. Class A (a)	16,934,756	2,308,545,938
Palo Alto Networks, Inc. (a)	5,271,195	1,078,697,345
PTC, Inc. (a)	954,885	164,564,881
Roper Technologies, Inc.	855,991	485,209,938
Salesforce, Inc.	7,638,731	2,083,005,556
ServiceNow, Inc. (a)	1,648,023	1,694,299,486
Synopsys, Inc. (a)	1,231,016	631,117,283
Tyler Technologies, Inc. (a)	343,269	203,503,594
Workday, Inc. Class A (a)	1,724,674	413,921,760
		29,708,407,455
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 13.5%
Apple, Inc.	45,567,625	9,349,109,621
Dell Technologies, Inc. Class C (b)	2,385,053	292,407,498
Hewlett Packard Enterprise Co.	10,457,839	213,862,807
HP, Inc.	7,505,142	183,575,773
NetApp, Inc.	1,619,432	172,550,480
Seagate Technology Holdings PLC (b)	1,689,575	243,856,360
Super Micro Computer, Inc. (a) (b)	4,086,209	200,265,103
Western Digital Corp. (b)	2,777,534	177,734,401
		10,833,362,043
TOTAL COMMON STOCKS (Cost $63,358,597,795)		79,842,374,366
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c) (d)	67,269,825	67,269,825

See accompanying notes to Schedule of Investments.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	8,089,593	$8,089,593
TOTAL SHORT-TERM INVESTMENTS (Cost $75,359,418)		75,359,418
TOTAL INVESTMENTS — 100.0% (Cost $63,433,957,213)		79,917,733,784
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% *		7,650,262
NET ASSETS — 100.0%		$79,925,384,046
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.

At June 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Technology Select Sector Index (long)	325	09/19/2025	$79,012,375	$83,772,000	$4,759,625
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$79,842,374,366	$—	$—	$79,842,374,366
Short-Term Investments	75,359,418	—	—	75,359,418
TOTAL INVESTMENTS	$79,917,733,784	$—	$—	$79,917,733,784
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$4,759,625	$—	$—	$4,759,625
TOTAL OTHER FINANCIAL INSTRUMENTS:	$4,759,625	$—	$—	$4,759,625
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	60,641,795	$60,641,795	$843,861,913	$837,233,883	$—	$—	67,269,825	$67,269,825	$1,970,482
State Street Navigator Securities Lending Portfolio II	100,144,368	100,144,368	3,829,685,014	3,921,739,789	—	—	8,089,593	8,089,593	205,744
Total		$160,786,163	$4,673,546,927	$4,758,973,672	$—	$—		$75,359,418	$2,176,226
See accompanying notes to Schedule of Investments.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ELECTRIC UTILITIES — 64.0%
Alliant Energy Corp. (a)	3,876,952	$234,439,287
American Electric Power Co., Inc. (a)	8,062,545	836,569,669
Constellation Energy Corp.	4,730,358	1,526,770,348
Duke Energy Corp. (a)	11,731,086	1,384,268,148
Edison International	5,807,259	299,654,564
Entergy Corp. (a)	6,736,532	559,940,540
Evergy, Inc. (a)	3,472,750	239,376,658
Eversource Energy	5,544,831	352,762,148
Exelon Corp. (a)	15,236,824	661,582,898
FirstEnergy Corp. (a)	7,752,780	312,126,923
NextEra Energy, Inc. (a)	31,070,738	2,156,930,632
NRG Energy, Inc.	2,950,814	473,841,712
PG&E Corp.	33,169,391	462,381,311
Pinnacle West Capital Corp.	1,802,128	161,236,392
PPL Corp. (a)	11,157,701	378,134,487
Southern Co. (a)	16,587,871	1,523,264,194
Xcel Energy, Inc.	8,705,005	592,810,841
		12,156,090,752
GAS UTILITIES — 1.9%
Atmos Energy Corp.	2,397,273	369,443,742
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 5.8%
AES Corp.	10,744,758	113,034,854
Vistra Corp. (a)	5,121,444	992,587,062
		1,105,621,916
MULTI-UTILITIES — 25.9%
Ameren Corp. (a)	4,079,322	391,778,085
CenterPoint Energy, Inc. (a)	9,851,564	361,946,461
CMS Energy Corp. (a)	4,514,696	312,778,139
Consolidated Edison, Inc. (a)	5,437,887	545,691,960
Dominion Energy, Inc. (a)	12,871,045	727,471,463
DTE Energy Co.	3,132,040	414,870,018
NiSource, Inc.	7,104,259	286,585,808
Security Description	Shares	Value
Public Service Enterprise Group, Inc.	7,531,359	$633,989,801
Sempra (a)	9,843,176	745,817,446
WEC Energy Group, Inc. (a)	4,816,705	501,900,661
		4,922,829,842
WATER UTILITIES — 2.2%
American Water Works Co., Inc. (a)	2,943,337	409,447,610
TOTAL COMMON STOCKS (Cost $18,962,412,533)		18,963,433,862
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (b) (c)	18,792,736	18,792,736
State Street Navigator Securities Lending Portfolio II (d) (e)	72,989,625	72,989,625
TOTAL SHORT-TERM INVESTMENTS (Cost $91,782,361)		91,782,361
TOTAL INVESTMENTS — 100.3% (Cost $19,054,194,894)		19,055,216,223
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(54,124,540)
NET ASSETS — 100.0%		$19,001,091,683
(a)	All or a portion of the shares of the security are on loan at June 30, 2025.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2025.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

At June 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Utilities Select Sector Index (long)	441	09/19/2025	$36,297,519	$36,620,640	$323,121
See accompanying notes to Schedule of Investments.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$18,963,433,862	$—	$—	$18,963,433,862
Short-Term Investments	91,782,361	—	—	91,782,361
TOTAL INVESTMENTS	$19,055,216,223	$—	$—	$19,055,216,223
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$323,121	$—	$—	$323,121
TOTAL OTHER FINANCIAL INSTRUMENTS:	$323,121	$—	$—	$323,121
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	43,608,727	$43,608,727	$636,803,266	$661,619,257	$—	$—	18,792,736	$18,792,736	$1,330,239
State Street Navigator Securities Lending Portfolio II	81,267,566	81,267,566	1,820,483,099	1,828,761,040	—	—	72,989,625	72,989,625	81,567
Total		$124,876,293	$2,457,286,365	$2,490,380,297	$—	$—		$91,782,361	$1,411,806
See accompanying notes to Schedule of Investments.

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s respective Select Sector Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s respective Select Sector Index. Various inputs are used in overseeing the determination of the value of the Funds’ investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2025, is disclosed in each Fund’s respective Schedule of Investments.

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Futures Contracts
The Funds may enter into futures contracts to meet Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2025, are disclosed in the Funds' respective Schedules of Investments.
Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov.